Cover	Jun. 30, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 1, 2025, HeartCore Enterprises, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) with the Securities and Exchange Commission (the “SEC”). Subsequent to filing the Original 8-K, the Company identified certain errors in the Original 8-K. The Company is filing this Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) in order to correct these errors and to provide investors with additional details regarding the terms of the material definitive agreements described in the Original 8-K, although the Company does not believe that there were any material misstatements or material omissions in the descriptions of such material definitive agreements contained in the Original 8-K. Capitalized but undefined terms in this Explanatory Note have the meanings ascribed to such terms in the various Items contained in the body of this Amendment No. 1. The following changes to the Original 8-K have been made in this Amendment No. 1:
Document Period End Date	Jun. 30, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41272
Entity Registrant Name	HEARTCORE ENTERPRISES, INC.
Entity Central Index Key	0001892322
Entity Tax Identification Number	87-0913420
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1-2-33
Entity Address, Address Line Two	Higashigotanda
Entity Address, Address Line Three	Shinagawa
Entity Address, City or Town	Tokyo,
Entity Address, Country	JP
Entity Address, Postal Zip Code	141-0022
City Area Code	+81
Local Phone Number	3-6409-6966
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HTCR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false